United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/07

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 May 15, 2007
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             63
Form 13 Information Table Value Total:             241,810 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN     COLUMN 6    		    COLUMN 7	   	      COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    		  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL   		   DISCRETION  MANAGERS        SOLE   SHARED  NONE


ANSWERS CORP CMN	COM	03662X100	647 			50,000 		SH			SOLE			50,000
AVI BIOPHARMA INC CMN	COM	002346104	228 			85,000 		SH			SOLE			85,000
BALLY TOTAL FITNESS 	COM	05873K108	41 			68,000 		SH			SOLE			68,000
BLUE NILE, INC. CMN	COM	09578R103	3,050 			75,000 		SH			SOLE			75,000
BODISEN BIOTECH, INC.	COM	096892104	151 			100,000 	SH			SOLE			100,000
BROOKFIELD HOMES CORP	COM	112723101	20,030 			624,000 	SH			SOLE			624,000
BSML INC CMN		COM	055710107	137 			100,000 	SH			SOLE			100,000
BUILD-A-BEAR WORKSHOP	COM	120076104	6,181 			225,000 	SH			SOLE			225,000
CBEYOND,  INC. CMN	COM	149847105	1,466 			50,000 		SH			SOLE			50,000
CORUS BANKSHARES INC 	COM	220873103	5,118 			300,000 	SH			SOLE			300,000
CROCS, INC. CMN		COM	227046109	2,363 			50,000 		SH			SOLE			50,000
CRYSTALLEX INTL CORP 	COM	22942F101	2,128 			575,000 	SH			SOLE			575,000
DANA CORPORATION 	COM	235811106	44 			50,000 		SH			SOLE			50,000
DORAL FINANCIAL CORP	COM	25811P100	292 			178,299 	SH			SOLE			178,299
DOWNEY FINANCIAL CORP	COM	261018105	27,236 			422,000 	SH			SOLE			422,000
ENERGY CONVERSION DEV.	COM	292659109	1,747 			50,000 		SH			SOLE			50,000
EVERGREEN ENERGY INC 	COM	30024B104	657 			100,000 	SH			SOLE			100,000
FAIRFAX FINANCIAL HLDGS COM	303901102	14,822 			66,000 		SH			SOLE			66,000
FIRST MERCHANTS ACCEP 	COM	320816101	1 			214,400 	SH			SOLE			214,400
FIRSTFED FINANCIAL CORP	COM	337907109	13,753 			242,000 	SH			SOLE			242,000
FREMONT GENERAL CORP 	COM	357288109	2,841 			410,000 	SH			SOLE			410,000
FRIENDLY ICE CREAM 	COM	358497105	742 			50,000 		SH			SOLE			50,000
GABRIEL RESOURCES LTD	COM	361970106	1,715 			460,000 	SH			SOLE			460,000
GOLD RESERVE INC CL-A 	COM	38068N108	2,751 			410,000 	SH			SOLE			410,000
GOLDCORP INC CMN	COM	380956409	4,804 			200,000 	SH			SOLE			200,000
GUYANA GOLDFIELDS INC N	COM	403530108	1,687 			200,000 	SH			SOLE			200,000
HANSEN NATURAL CORP CMN	COM	411310105	3,788 			100,000 	SH			SOLE			100,000
HOUSEVALUES, INC. CMN	COM	44183Y102	595 			117,500 	SH			SOLE			117,500
HYTHIAM, INC. CMN	COM	44919F104	340 			50,000 		SH			SOLE			50,000
IBIS TECHNOLOGY CORP 	COM	450909106	91 			70,000 		SH			SOLE			70,000
IMERGENT, INC. CMN	COM	45247Q100	1,849 			95,000 		SH			SOLE			95,000
INDYMAC BANCORP, INC. 	COM	456607100	5,192 			162,000 	SH			SOLE			162,000
INVESTOOLS INC. CMN	COM	46145P103	695 			50,000 		SH			SOLE			50,000
IONATRON INC CMN	COM	462070103	280 			60,000 		SH			SOLE			60,000
IROBOT CORPORATION CMN	COM	462726100	915 			70,000 		SH			SOLE			70,000
ISHARES SILVER TRUST 	ETF	46428Q109	15,355 			115,000 	SH			SOLE			115,000
LOCAL.COM CORP CMN	COM	53954R105	231 			50,000 		SH			SOLE			50,000
MARCHEX INC CMN CLASS B	COM	56624R108	1,532 			100,000 	SH			SOLE			100,000
MEDIS TECHNOLOGIES LTD 	COM	58500P107	2,537 			150,000 	SH			SOLE			150,000
MICROVISION INC (WASH) 	COM	594960106	532 			144,700 	SH			SOLE			144,700
MULTI-FINELINE ELEC.	COM	62541B101	768 			50,000 		SH			SOLE			50,000
NAUTILUS INC CMN	COM	63910B102	4,629 			300,000 	SH			SOLE			300,000
NEW CENTURY FINANCIAL 	COM	6435EV108	1,304 			1,230,310 	SH			SOLE			1,230,310
NEWMONT MNG CORP HLDNG 	COM	651639106	8,398 			200,000 	SH			SOLE			200,000
NOVASTAR FINANCIAL INC 	COM	669947400	1,544 			308,700 	SH			SOLE			308,700
NVE CORP CMN		COM	629445206	5,456 			200,000 	SH			SOLE			200,000
OVERSTOCK.COM INC DEL 	COM	690370101	6,640 			400,000 	SH			SOLE			400,000
PEGASUS WIRELESS CORP 	COM	70558E207	10 			16,542 		SH			SOLE			16,542
PUT/MTG(MTGRL)		PUT	552848103	1,805 			3,840 		SH			SOLE			3,840
PXRE GROUP LTD 		COM	G73018106	240 			50,000 		SH			SOLE			50,000
RASER TECHNOLOGIES, INC	COM	754055101	234 			45,000 		SH			SOLE			45,000
SHARPER IMAGE CORP CMN	COM	820013100	1,934 			175,000 	SH			SOLE			175,000
SIX FLAGS INC CMN	COM	83001P109	571 			95,000 		SH			SOLE			95,000
SPATIALIGHT, INC. CMN	COM	847248101	34 			87,500 		SH			SOLE			87,500
STREETTRACKS GOLD TR 	ETF	863307104	40,759 			620,000 	SH			SOLE			620,000
SULPHCO, INC. CMN	COM	865378103	513 			150,000 	SH			SOLE			150,000
TRIAD GUARANTY INC CMN	COM	895925105	7,247 			175,000 	SH			SOLE			175,000
TRI-VALLEY CORPORATION 	COM	895735108	622 			84,000 		SH			SOLE			84,000
TRUE RELIGION APPAREL 	COM	89784N104	1,624 			100,000 	SH			SOLE			100,000
TURBOCHEF TECHNOLOGIES  COM	900006206	761 			50,000 		SH			SOLE			50,000
VYYO INC CMN		COM	918458209	411 			50,000 		SH			SOLE			50,000
WCI COMMUNITIES, INC. 	COM	92923C104	5,228 			245,000 	SH			SOLE			245,000
WTS/PEGASUS WIRELESS 	WTS	705990414	1 			2,272 		SH			SOLE			2,272
YAMANA GOLD INC CMN	COM	98462Y100	2,513 			175,000 	SH			SOLE			175,000





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